CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Claymore China Technology ETF
Claymore S&P Global Water Index ETF
Claymore Shipping ETF
Claymore/AlphaShares China All-Cap ETF
Claymore/AlphaShares China Real Estate ETF
Claymore/AlphaShares China Small Cap Index ETF
Claymore/Beacon Global Timber Index ETF
Claymore/BNY Mellon EW Euro-Pacific LDRs ETF
Claymore/BNY Mellon Frontier Markets ETF
Claymore/MAC Global Solar Energy Index ETF
Claymore/NYSE Arca Airline ETF
Claymore/SWM Canadian Energy Income Index ETF
Claymore/Zacks International Multi-Asset Income Index ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

Effective immediately, Claymore Securities, Inc., Claymore Advisors, LLC, and Claymore Group Inc. are changing their names to Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC, and Guggenheim Funds Services Group, Inc., respectively. Accordingly, all references in the Funds’ Prospectuses and SAIs to “Claymore Securities, Inc.,” “Claymore Advisors, LLC,” “Claymore Group Inc.,” “Claymore Advisors” and “Claymore” are hereby changed to “Guggenheim Funds Distributors, Inc.,” “Guggenheim Funds Investment Advisors, LLC,” “Guggenheim Funds Services Group, Inc.,” “Guggenheim Funds Advisors” and “Guggenheim Funds,” respectively.

In addition, effective immediately, the Funds listed in the table below are changing their names to the names indicated in the table. Accordingly, the references in the Funds’ Prospectuses and SAIs to the respective Fund’s name are hereby revised to reflect these changes.

Current Fund Name	New Fund Name
Claymore China Technology ETF	Guggenheim China Technology ETF
Claymore S&P Global Water	Guggenheim S&P Global Water
Index ETF	Index ETF
Claymore Shipping ETF	Guggenheim Shipping ETF
Claymore/AlphaShares China All-Cap ETF	Guggenheim China All-Cap ETF
Claymore/AlphaShares China Real Estate ETF	Guggenheim China Real Estate ETF
Claymore/AlphaShares China Small Cap Index ETF	Guggenheim China Small Cap ETF
Claymore/Beacon Global Timber Index ETF	Guggenheim Timber ETF
Claymore/BNY Mellon EW Euro-Pacific	Guggenheim EW Euro-Pacific
LDRs ETF	LDRs ETF
Claymore/BNY Mellon Frontier Markets ETF	Guggenheim Frontier Markets ETF
Claymore/MAC Global Solar Energy Index ETF	Guggenheim Solar ETF
Claymore/NYSE Arca Airline ETF	Guggenheim Airline ETF
Claymore/SWM Canadian Energy	Guggenheim Canadian Energy
Income Index ETF	Income ETF
Claymore/Zacks International	Guggenheim International
Multi-Asset Income Index ETF	Multi-Asset Income ETF

Claymore Exchange-Traded Fund Trust 2

2455 Corporate West Drive

Lisle, Illinois 60532

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

September 24, 2010

ETF-PRO-T2NC-SUP92410